Personnel expenses	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Personnel expenses

3. Personnel expenses

	For the years ended December 31,
	2025		2024
Salaries	₣	3,342,552	₣	3,106,105
IFRS 2 - Share-based payment on virtual options		38,556,750		15,407,873
IFRS 2 - Share-based payment on employee stock options		14,106,551		2,920,321
Social expenses		744,285		458,029
Other personnel expenses		77,482		156,885
Total expenses for employee benefits	₣	56,827,620	₣	22,049,213

During 2021, an employee participation program (share-based cash remuneration based on virtual options “VSOP”) was adopted. As part of this program, the virtual options vest over a period of 3 years. Similar to vesting, a corresponding personnel expense and a corresponding expense and liability is recognized. The participation program provides for benefits in the event of an exit transaction or in the event of profit distributions. The term of the virtual options is a maximum of 10 years from the date of issue, and the beneficiaries must be in a non-terminated position during the vesting period.

The below table represents the VSOP share activity as of December 31, 2025 and 2024,

	December 31, 2025	December 31, 2024
Outstanding, beginning of the year	1,228,679	1,267,931
Commitments	244,200	-
Forfeited	(50,628)	-
Cancelled	-	(39,252)
Outstanding, end of the year	1,422,251	1,228,679

As of December 31, 2025 there were 995,100 VSOP shares that the Company has committed to issue upon completing various financing milestones.

In September 2021, our board of directors established the Employee Stock Option Plan (“ESOP”) as a one-off plan pursuant to which select eligible participants are directly allowed to purchase a specific number of common shares at a purchase price determined by the board of directors. For the year ended December 31, 2024, 140,400 shares were issued to members of management at par value, which were fully paid resulting in proceeds of CHF 140,400 and share-based compensation expense of CHF 2,920,321 recorded in General and administrative expenses. For the year ended December, 31, 2025, 347,452 shares were issued to members of management at par value, which were fully paid resulting in proceeds of CHF 347,452 and shared-based compensation expense of CHF 14,106,551. As of December 31, 2025 and 2024, no options were outstanding under the ESOP.